Employee and Director Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010
Employee and Director Benefit Plans (Textual) [Abstract]
Employee contributions that excess compensation	3.00%
Total unallocated shares purchased from the open market from advance proceeds	0	0
Line of credit	$ 53,000,000
Unused balance of the line of credit	38,500,000
Outstanding balance of the loan	1,500,000	14,000,000
Employee and Director Benefit Plans (Additional Textual) [Abstract]
Eligible to make elective age	18
Associate Minimum Service Period Make Elective Deferrals	1 year
Associate Minimum Hours of Service Period Make Elective Deferrals	1,000
Vested in the plan	100.00%
Annual contribution to the plan	323,545	306,673	296,466
Employee contributions	100.00%
Defined contribution plan maximum annual contribution per employee for first compensation slab percentage	50.00%
Employee Stock Ownership Plan purchased proceed from loan	1,200,000
Supplemental Executive Retirement Plan [Member]
Employee and Director Benefit Plans (Textual) [Abstract]
Fixed monthly benefit payments	10 years
Provision expensed for future benefits	266,800	266,800	266,800
Liability accrued for compensation deferred under the plan	2,400,000	2,000,000
Split-Dollar Life Insurance [Member]
Employee and Director Benefit Plans (Textual) [Abstract]
Interest in the cash surrender value of the policies	100.00%
Expense income associated with these policies	56,458	53,938
Employee Stock Ownership Plan [Member]
Employee and Director Benefit Plans (Textual) [Abstract]
Employee stock ownership plan purchased	293,216
Loan repayment, years	18 years
Total unallocated shares purchased from the open market from advance proceeds	136,542
Loan repaid, interest	8.00%
Outstanding loan	424,094
Number of years cliff vesting schedule	3 years
Line of credit				500,000
Advances under line of credit	450,526
Unused balance of the line of credit	49,474
Outstanding balance of the loan	450,526
Expense of salaries	2.00%
Profit Sharing Plan maximum match	3.00%
Profit Sharing Plan maximum match associate contributions	4.00%
Expenses connection with the ESOP	209,434	219,657	229,011
Liability set aside for the total allocated shares, fair value	1,600,000
Shares held by the ESOP	459,873
Shares unallocated	198,656
Shares unallocated with a fair value	$ 683,377
Maximum [Member]
Employee and Director Benefit Plans (Textual) [Abstract]
Employee contributions are not in excess compensation	3.00%
Employee contributions that excess compensation	5.00%